General (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 26, 2026	Dec. 31, 2025
ITAC [Member]
General [Line Items]
Ordinary shares issued		3,866,842
Warrants shares		10,735,680
Subsequent Event [Member]
General [Line Items]
Total gross proceeds (in Dollars)	$ 18,500
Public Warrants [Member] | ITAC [Member]
General [Line Items]
Warrants shares		7,623,600
Private Warrants [Member] | ITAC [Member]
General [Line Items]
Warrants shares		3,112,080
PIPE [Member]
General [Line Items]
Total gross proceeds (in Dollars)		$ 118,288
Transaction costs (in Dollars)		$ 16,707
Ordinary shares per share (in Dollars per share)		$ 10
PIPE [Member] | Common Stock [Member]
General [Line Items]
Total gross proceeds (in Dollars)		$ 100,000
Sale of ordinary shares		10,000,000